RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

10. RELATED PARTY TRANSACTIONS

During the years ended December 31, 2021, 2020 and 2019, the Company entered into the following transactions with related parties:

	December 31, 2021	December 31, 2020	December 31, 2019

Consulting fees paid or accrued to officers or their companies	1,124,304	$894,616	$701,957
Directors' fees	2,398	2,238	2,257

Stock option grants to officers and directors	-	123,837	-
Stock option grant price range	-	CAD$0.60 to CAD $1.23	-

Of the total consulting fees noted above, $772,494 (December 31, 2020 - $531,527, December 31, 2019 - $399,365) was incurred by the Company to a private company of which a related party is a 50% shareholder and director. The related party was entitled to receive $386,247 (December 31, 2018 - $265,764, December 31, 2019 - $199,683) of this amount. As at December 31, 2021, a balance of $90,538 is included in accounts payable (December 31, 2020 - a prepaid balance of $12,065, December 31, 2019, $83,592 balance payable,) exists to this related company and $Nil remains payable (December 31, 2020 - $Nil, December 31, 2019 - $3,800) to the related party for expenses earned for work on behalf of the Company. The CEO of the Company made a $50,000 payment on behalf of the Company in 2021. This balance was repaid in 2022.

During 2020 the Company granted 314,000 options to insiders at a prices between of $0.47 (CAD$0.60) and $0.96 (CAD$1.23). A total of $123,837 was included in consulting fees related to these options. During 2021 and 2019 the Company did not grant stock options to insiders.